Business and segmental reporting	12 Months Ended
Dec. 31, 2020
Business and segmental reporting
Business and segmental reporting

3.   Business and segmental reporting

The Company is primarily engaged in the ocean transportation of petroleum and chemical products in international trade through the ownership and operation of a fleet of tankers. Tankers are not bound to specific ports or schedules and therefore can respond to market opportunities by moving between trades and geographical areas. The Company charters its vessels to commercial shippers through a combination of spot, time-charter, and pool arrangements. The chief operating decision maker (“CODM”) does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of vessel employment, management cannot and does not identify expenses, profitability or other financial information for these charters or other forms of employment. As a result, the CODM reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide (subject to certain sanctions-related restrictions) and, as a result, the disclosure of geographic information is impracticable. In this respect, the Company has determined that it operates under one reportable segment, relating to its operations of its vessels.

The following table presents consolidated revenues for charterers that accounted for more than 10% of the Company’s consolidated revenues during the years presented:

	For the years ended December 31
	2020	2019	2018
Charterer A	26,759,247	<10%	27,025,590

The following table presents the Company’s revenue contributions by nature of vessel employment.

	For the years ended December 31
	2020	2019	2018
Voyage charters (1)	206,350,782	218,969,349	193,679,937
Time charters (2)	13,696,635	10,974,608	2,453,062
Pooling arrangements (3)	10,189	98,283	14,046,182
	220,057,606	230,042,240	210,179,181

(1)   Represents revenue recognized by the Company associated with charters that were accounted for in accordance with ASC 606.

(2)   Represents revenue recognized by the Company associated with charters that were accounted for in accordance with ASC 842.

(3)   Represents revenue recognized by the Company associated with pooling arrangements that were accounted for in accordance with the guidance for collaborative arrangements.